Note 54 (Tables)	12 Months Ended
Dec. 31, 2025
Remuneration And Other Benefits Received By The Board Of Directors And Members Of The Banks Senior Management [Abstract]
Remuneration For Non Executive Directors Explanatory [Table Text Block]

REMUNERATION OF NON-EXECUTIVE DIRECTORS (THOUSANDS OF EUROS) (1)

	Board of Directors	Executive Committee	Audit Committee	Risk and Compliance Committee	Remuneration Committee	Appointments and Corporate Governance Committee	Technology and Cybersecurity Committee	Other positions (2)	Total
									2025	2024
José Miguel Andrés Torrecillas	129	167	165	—	—	115	—	50	625	625
Jaime Caruana Lacorte	129	167	—	107	—	46	—	—	449	455
Enrique Casanueva Nárdiz (3)	129	—	66	107	—	—	—	—	302	223
Sonia Dulá	129	—	66	107	—	—	—	—	302	302
Raúl Galamba de Oliveira	129	—	—	214	—	46	43	80	512	512
Belén Garijo López	129	167	—	—	—	46	—	—	342	378
Connie Hedegaard Koksbang	129	—	66	—	—	—	—	—	195	195
Lourdes Máiz Carro	129	—	66	—	43	—	—	—	238	238
Cristina de Parias Halcón (4)	129	—	—	—	—	46	43	—	218	167
Ana Peralta Moreno	129	—	66	—	43	—	—	—	238	238
Ana Revenga Shanklin	129	—	—	107	107	—	43	—	386	364
Carlos Salazar Lomelín (5)	129	—	—	—	43	—	—	—	172	172
Jan Verplancke	129	—	—	—	43	—	43	—	214	214
Total (6)	1,673	500	497	642	278	301	171	130	4,193	4,083
(1) Includes the amounts corresponding to the positions on the Board of Directors and its various Committees, the composition of which was last modified on April 26, 2024.
(2) Amounts corresponding to the positions of Deputy Chair of the Board of Directors and Lead Director.
(3) Director appointed by the General Shareholders´ Meeting held on March 15, 2024. Remuneration in 2024 corresponding to the term in office in that financial year.
(4) Director appointed by the General Shareholders´ Meeting held on March 15, 2024. Remuneration in 2024 corresponding to the term in office in that financial year. In addition, in 2025 and 2024, she received €30 thousand and 7,593 BBVA shares and €56 thousand and 14,697 BBVA shares, respectively, corresponding to the deferred portion of 2018 and 2019 annual variable remuneration accrued in her former condition of BBVA’s member of Senior Management, including the update of its cash portion. Likewise, in 2024, she received €72 thousand, as per diems for her attendance to the meetings of the management body of BBVA México, S.A. de C.V. and Grupo Financiero BBVA México, S.A. de C.V; positions from which she resigned in 2024.
(5) In addition, in the financial years 2025 and 2024, the director Carlos Salazar Lomelín has received €171 thousand and €113 thousand, respectively, as per diems for his attendance to the meetings of the management body of BBVA México, S.A. de C.V. and Grupo Financiero BBVA México, S.A. de C.V. and of the strategy forum of BBVA México, S.A. de C.V.
(6) The total amount reported for the 2024 financial year does not include amounts corresponding to the positions on the Board and its various Committees received by José Maldonado Ramos and Juan Pi Llorens, who ceased to hold office on March 15, 2024, and whose remuneration for those items in 2024 amounted to €85 thousand and €81 thousand, respectively.

Theoretical shares [Table Text Block]
During financial years 2025 and 2024, the following theoretical shares derived from this system were allocated:

	2025		2024
	Theoretical shares allocated (1)	Theoretical shares accumulated as of December 31	Theoretical shares allocated (1)	Theoretical shares accumulated as of December 31
José Miguel Andrés Torrecillas	10,930	158,385	13,407	147,455
Jaime Caruana Lacorte	7,959	114,269	11,350	106,310
Enrique Casanueva Nárdiz (2)	3,894	3,894	—	—
Sonia Dulá	5,279	10,321	5,042	5,042
Raúl Galamba de Oliveira	8,944	49,135	10,423	40,191
Belén Garijo López	6,598	117,191	9,401	110,593
Connie Hedegaard Koksbang	3,410	10,587	3,914	7,177
Lourdes Máiz Carro	4,159	81,136	5,384	76,977
Cristina de Parias Halcón ⁽²⁾	2,915	2,915	—	—
Ana Peralta Moreno	4,159	51,872	5,384	47,713
Ana Revenga Shanklin	6,364	37,525	6,947	31,161
Carlos Salazar Lomelín	2,998	24,010	3,882	21,012
Jan Verplancke	3,747	44,370	4,851	40,623
Total (3)	71,356	705,610	79,985	634,254
(1) The number of theoretical shares was calculated according to the average closing price of the BBVA share during the 60 trading sessions prior to the dates of the General Shareholders’ Meetings of March 21, 2025 and March 15, 2024 which were €11.45 and €8.84 per share, respectively.
(2) Directors appointed by the General Shareholders’ Meeting held on March 15, 2024, therefore the allocation of theoretical shares was made for the first time in 2025.
(3) The total number of theoretical shares allocated during the 2024 financial year does not include 7,735 and 8,157 theoretical shares allocated to José Maldonado Ramos and Juan Pi Llorens, respectively, whose terms of office ended on March 15, 2024, and who after leaving office, in application of the system, received a total of 154,609 and 156,699 BBVA shares, respectively, which is equivalent to the total theoretical shares accumulated up to that date by each of them.

Annual fixed remuneration [Table Text Block]
The remuneration of executive directors for financial years 2025 and 2024 indicated below, individually and by remuneration item, is the result of applying the BBVA Directors’ Remuneration Policies approved by the General Shareholders’ Meeting.

ANNUAL FIXED REMUNERATION (THOUSANDS OF EUROS)

	2025	2024
Chair	2,924	2,924
Chief Executive Officer	2,179	2,179
Total	5,103	5,103

Annual Variable Remuneration (AVR) [Table Text Block]
Taking into account the above, the Upfront Portion of the AVR for the financial years 2025 and 2024 of the executive directors, which is due for payment once each of said financial years has ended, in equal parts in cash and BBVA shares, is indicated below.

ANNUAL VARIABLE REMUNERATION (AVR)

	2025 (1)		2024 (2)
	In cash (thousands of Euros)	In shares	In cash (thousands of Euros)	In shares
Chair	821	40,850	897	92,803
Chief Executive Officer	614	30,552	671	69,408
Total	1,435	71,402	1,568	162,211
(1) Upfront Portion (36%) of the Annual Variable Remuneration, which represents the first payment of the Short-Term Incentive for financial year 2025 and will be paid during the first quarter of financial year 2026, in equal parts in cash and BBVA shares. The remaining amount of the 2025 Annual Variable Remuneration (which includes the Long-Term Incentive of the 2025 financial year) will be deferred over a 5-year period (40% in cash and 60% in shares and/or instruments linked to shares).
The final amount of the Deferred AVR will depend on the result of the long-term indicators to be used to calculate the Long-Term Incentive of the 2025 financial year. Likewise, and as an ex post risk adjustment mechanism, the Deferred AVR may be reduced if the capital and liquidity thresholds established to guarantee that payment occurs only if it is sustainable, in accordance with the Bank’s payment capacity, are not reached.
(2) Upfront Portion (37%) of the Annual Variable Remuneration, which represents the first payment of the Short-Term Incentive for financial year 2024 and which was paid in 2025, in equal parts in cash and BBVA shares. The remaining amount of the 2024 Annual Variable Remuneration (which includes the Long-Term Incentive for the 2024 financial year) was deferred over a 5-year period (40% in cash and 60% in BBVA shares and/or instruments linked to shares).
The final amount of the Deferred AVR will depend on the result of the long-term indicators to be used to calculate the Long-Term Incentive of the 2024 financial year. Likewise, and as an ex post risk adjustment mechanism, the Deferred AVR may be reduced if the capital and liquidity thresholds established to guarantee that payment occurs only if it is sustainable, in accordance with the Bank’s payment capacity, are not reached.

Deferred Annual Variable Remuneration from previous financial years [Table Text Block]

DEFERRED ANNUAL VARIABLE REMUNERATION (AVR) FROM PREVIOUS FINANCIAL YEARS

		2025 (1)			2024 (2)
	Deferred AVR	In cash (thousands of Euros)	In shares	In stock-options (3)	In cash (thousands of Euros)	In shares	In stock-options (3)
Chair	2024	222	33,410	—	—	—	—
	2023	228	11,862	189,609	221	38,821	—
	2022	243	56,941	—	236	56,941	—
	2021	235	57,325	—	228	57,325	—
	2020	0	0	0	0	0	0
	2019	—	—	—	181	45,529	—
Subtotal		927	159,538	189,609	867	198,616	—
Chief Executive Officer	2024	166	24,987	—	—	—	—
	2023	170	8,872	141,809	166	29,034	—
	2022	187	43,793	—	181	43,793	—
	2021	179	43,552	—	173	43,552	—
	2020	0	0	0	0	0	0
	2019	—	—	—	163	40,858	—
Subtotal		701	121,204	141,809	683	157,237	—
Total		1,629	280,742	331,418	1,550	355,853	—
(1) Deferred remuneration payable after the 2025 year-end, including the update of its cash portion. Payment to the Chair and Chief Executive Officer will take place in 2026 in accordance with the vesting and payment rules set out in the remuneration policies applicable for each financial year:
•2024 Deferred AVR: the first payment of the Deferred STI (17.9% of the Deferred Portion) is due to the executive directors. Thereafter, the second payment of the Deferred STI (17.9% of the Deferred Portion) and 2024 LTI (64.2% of the Deferred Portion), will be deferred for both executive directors. The 2024 LTI will depend on the result of the long-term indicators approved for its calculation once its measurement period has elapsed (at the end of 2027), which may range between an achievement of 0% to 150%. If the relevant conditions are met, the second payment of the Deferred STI will be made in 2027 and the three payments of the 2024 LTI will be made in 2028, 2029 and 2030.
•2023 Deferred AVR: the second payment of the Deferred STI (17.9% of the Deferred Portion) is due to the executive directors. Thereafter, 2023 LTI (64.2% of the Deferred Portion), will be deferred for both executive directors. The 2023 LTI will depend on the result of the long-term indicators approved for its calculation once its measurement period has elapsed (at the end of 2026), which may range between an achievement of 0% to 150%. If the relevant conditions are met, the three payments of the 2023 LTI will be made in 2027, 2028 and 2029.
•2022 Deferred AVR: the third payment (20% of the Deferred Portion) is due to executive directors, after having verified that no reduction had to be made according to the result of the multi-year performance indicators approved in 2022 by the Board of Directors. Thereafter, 40% of the 2022 Deferred AVR will be deferred for both executive directors, which, if the relevant conditions are met, will be paid in 2027 and 2028.
•2021 Deferred AVR: the fourth payment (20% of the Deferred Portion) is due to executive directors. Thereafter, 20% of the 2021 Deferred AVR will be deferred for both executive directors, which, if the relevant conditions are met, will be paid in 2027.
•2020 Deferred AVR: given the exceptional circumstances arising from the COVID-19 crisis, executive directors voluntarily waived the whole of their 2020 AVR.
(2) Deferred remuneration which was payable after the 2024 year-end, including the update of its cash portion. Its payment to the Chair and Chief Executive Officer took place in 2025, in accordance with the vesting and payment rules established in the remuneration policies applicable in each financial year:
•2023 Deferred AVR: in 2025, the first payment of the Deferred STI (17.9% of the Deferred Portion) was made to executive directors.
•2022 Deferred AVR: in 2025, the second payment (20% of the Deferred Portion) was made to executive directors.
•2021 Deferred AVR: in 2025, the third payment (20% of the Deferred Portion) was made to executive directors.
•2020 Deferred AVR: given the exceptional circumstances arising from the COVID-19 crisis, executive directors voluntarily waived the whole of their 2020 AVR.
•2019 Deferred AVR: in 2025, the third and final payment (20% of the Deferred Portion) was made to executive directors. Following this, the payment of the 2019 Deferred AVR to both executive directors was completed.
(3) The delivery of the stock options awarded as part of the 2023 Deferred AVR is part of the second payment of the 2023 Deferred STI, which is due after the 2025 year-end (in 2026). The delivery of the stock options awarded as part of the 2024 Deferred AVR is part of the second payment of the Deferred STI, which, if the relevant conditions are met, will be due after the 2026 year-end (in 2027).

Executive directors [Table Text Block]

PENSION SYSTEMS (THOUSANDS OF EUROS)

	Contributions (1)				Accumulated funds
	Retirement		Death and disability
	2025	2024	2025	2024	2025	2024
Chair	456	456	236	252	29,821	26,893
Chief Executive Officer	—	—	220	221		—
Total	456	456	457	472	29,821	26,893
(1) Contributions recognized to meet the pension commitments with the executive directors in financial years 2025 and 2024. In the case of the Chair, these relate to the sum of the annual retirement pension contribution and the adjustment made to the “discretionary pension benefits” for the financial years 2024 and 2023, the contribution of which to the accumulated fund was to be made in the financial years 2025 and 2024, respectively, as well as to the premiums for the death and disability contingencies. In the case of the Chief Executive Officer, the contributions recognized correspond exclusively to the insurance premiums paid by the Bank in 2025 and 2024 to cover the death and disability contingencies given that, in his case, the Bank has not undertaken any commitments to cover the contingency of retirement.
Annual fixed remuneration Senior management [Table Text Block]
The remuneration of Senior Management, excluding executive directors, for financial years 2025 and 2024 (16 members with this position as of December 31, 2025 and 2024) as indicated below, broken down by remuneration item, are the result of applying the BBVA Group’s General Remuneration Policy approved by the Board of Directors.

FIXED REMUNERATION (THOUSANDS OF EUROS)

	2025	2024
Senior Management Total	20,787	19,928

Annual Variable Remuneration (AVR) Senior Management [Table Text Block]

ANNUAL VARIABLE REMUNERATION (AVR)

	2025 (1)		2024 (2)
	In cash (thousands of Euros)	In shares	In cash (thousands of Euros)	In shares
Senior Management Total	2,281	112,500	2,266	235,016

(1) Upfront Portion of the Annual Variable Remuneration, which represents the first payment of the 2025 Short-Term Incentive and will be paid during the first quarter of 2026 financial year, in equal parts in cash and BBVA shares. The remaining amount of the 2025 Annual Variable Remuneration (which includes the 2025 Long-Term Incentive) will be deferred over a 5-year period (40% in cash and 60% in shares and/or instruments linked to shares).
The final amount of the Deferred AVR will depend on the result of the long-term indicators to be used to calculate the 2025 Long-Term Incentive. Likewise, and as an ex post risk adjustment mechanism, the Deferred AVR may be reduced if the capital and liquidity thresholds established to guarantee that payment occurs only if it is sustainable, in accordance with the Bank’s payment capacity, are not reached.
(2) Upfront Portion of the Annual Variable Remuneration, which represents the first payment of the Short-Term Incentive for financial year 2024 and which was paid in 2025, in equal parts in cash and BBVA shares. The remaining amount of the 2024 Annual Variable Remuneration (which includes the 2024 Long-Term Incentive) was deferred over a 5-year period (40% in cash and 60% in shares and/or instruments linked to shares). The final amount of the Deferred AVR will depend on the result of the long-term indicators to be used to calculate the 2024 Long-Term Incentive. Likewise, and as an ex post risk adjustment mechanism, the Deferred AVR may be reduced if the capital and liquidity thresholds established to guarantee that payment occurs only if it is sustainable, in accordance with the Bank’s payment capacity, are not reached.

Deferred Annual Variable Remuneration from previous years Senior Management [Table Text Block]

DEFERRED ANNUAL VARIABLE REMUNERATION (AVR) FROM PREVIOUS FINANCIAL YEARS

		2025 (1)			2024 (2)
	Deferred AVR	In cash (thousands of Euros)	In shares	In stock-options (3)	In cash (thousands of Euros)	In shares	In stock-options (3)
Senior Management Total	2024	534	81,445	—	—	—	—
	2023	549	30,492	444,545	574	98,636	—
	2022	501	117,265	—	526	125,129	—
	2021	469	112,536	—	488	119,207	—
	2020	51	14,340	—	56	14,340	—
	2019	—	—	—	314	77,447	—
Total		2,104	356,078	444,545	1,957	434,759	—
(1) Deferred remuneration payable after 2025 year-end, including the update of its cash portion. Payment thereof to members of Senior Management who are beneficiaries will take place in 2026 in accordance with the remuneration policies applicable in each financial year and the vesting and payment rules set forth therein applicable to each member of Senior Management, based on when they became such a member:

•2024 Deferred AVR: the first payment of the Deferred STI is due.
•2023 Deferred AVR: the second payment of the Deferred STI is due.
•2022 Deferred AVR: the third payment of the Deferred STI is due, after having verified that no reduction had to be made according to the result of the multi-year performance indicators approved in 2022 by the Board of Directors.
•2021 Deferred AVR: the fourth payment is due.
•2020 Deferred AVR: given the exceptional circumstances arising from the COVID-19 crisis, all members of Senior Management voluntarily waived the whole of their 2020 AVR. Without prejudice to the foregoing, the third and final payment of the deferred portion of a success bonus on the sale of BBVA USA is due to one member of Senior Management, who was an executive of BBVA USA at that time.
(2) Deferred remuneration which was payable after the 2024 year-end, including the update of its cash portion. Payment thereof to members of Senior Management who were beneficiaries took place in 2025 in accordance with the vesting and payment rules set forth in the remuneration policies applicable in each financial year:
•2023 Deferred AVR: in 2025, the first payment of the Deferred STI was made.
•2022 Deferred AVR: in 2025, the second payment was made.
•2021 Deferred AVR: in 2025, the third payment was made.
•2020 Deferred AVR: given the exceptional circumstances arising from the COVID-19 crisis, all members of Senior Management voluntarily waived the whole of their 2020 AVR. Without prejudice to the foregoing, the third and final payment of the deferred portion of a success bonus on the sale of BBVA USA is due to one member of Senior Management — an executive of BBVA USA at that time.
•2019 Deferred AVR: in 2025, the third and final payment was made.
(3) The delivery of the stock options awarded as part of the 2023 Deferred AVR is part of the second payment of the Deferred STI, which is due after the 2025 year-end (in 2026). The delivery of the stock options awarded as part of the 2024 Deferred AVR is part of the second payment of the Deferred STI, which, if the relevant conditions are met, will be due after the 2026 year-end (in 2027).
Senior Management [Table Text Block]

PENSION SYSTEMS (THOUSANDS OF EUROS)

	Contributions (1)				Accumulated funds
	Retirement		Death and disability
	2025	2024	2025	2024	2025	2024
Senior Management Total	4,411	4,226	1,115	1,181	47,281	40,549
(1) Contributions recognized in financial years 2025 and 2024 to meet pension commitments with members of Senior Management with such position on December 31, 2025 and 2024 (16 members in both cases, excluding the executive directors), which relate to the sum of the annual retirement pension contributions and the adjustments made to the “discretionary pension benefits” for 2024 and 2023 which were included in the accumulated fund in 2025 and 2024, respectively, and to the insurance premiums paid by the Bank for death and disability contingencies.